Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax benefit at the Federal statutory rate	21.00%	21.00%
State tax, net of Federal benefit	7.00%	6.60%
R&D credits	5.00%	0.00%
Permanent differences	1.00%	9.50%
Change in valuation allowance	34.00%	37.10%
Effective income tax rate	0.00%	0.00%